(Loss)/Earnings per Common Share (Tables)	6 Months Ended
Jun. 30, 2024
(Loss)/Earnings per Common Share [Abstract]
(Loss)/Earnings per Common Share
	June 30, 2024	June 30, 2023
Net (loss)/income and comprehensive (loss)/income	$(9,511)	$1,347
Less deemed dividend upon redemption of Series D Preferred Stock	(2)	(154)
Less dividends on Series C Preferred Stock	(327)	(575)
Less dividends on Series D Preferred Stock	(481)	(592)
Less undistributed earnings on Class A warrants	-	(2)
Net (loss)/income and comprehensive (loss)/income attributable to common stockholders for basic (loss)/earnings per share purposes	$(10,321)	$24
Less changes in fair value of warrants’ liability	-	(6,335)
Net loss and comprehensive loss attributable to common stockholders for diluted loss per share purposes	$(10,321)	$(6,311)

Weighted average number of common stock, basic	7,451,646	1,362,644
Effect of dilutive securities	-	42,357
Weighted average number of common stock, diluted	7,451,646	1,405,001

(Loss)/ Earnings per share, basic	$(1.39)	$0.02
Loss per share, diluted	$(1.39)	$(4.49)